Stock Options - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares Available for Issuance
Beginning Balance (in shares)	31,192	45,275
Options granted (in shares)	(1,231,541)	(14,083)
RSU's granted (in shares)	(185,768)
Ending Balance (in shares)	1,193,329	31,192
Options Outstanding
Beginning Balance (in shares)	668,316	728,344
Removal of partial options resulting from reverse split (in shares)	(323)
Options granted (in shares)	1,231,541	14,083
Exercised (in shares)	(119,793)	(15,169)
Cancelled/expired (in shares)		(58,942)
Ending Balance (in shares)	1,658,112	668,316
Weighted Average Exercise Price
Beginning Balance (in dollars per share)	4.54	4.38
Options granted (in dollars per share)	$ 10.22	$ 20.36
RSU's granted (in dollars per share)	11.04
Exercised (in dollars per share)	$ 4.15	5.72
Cancelled/expired (in dollars per share)		$ 2.19
Ending Balance (in dollars per share)	8.76	4.54
2004 Plan
Options Outstanding
Cancelled/expired (in shares)	(70,298)
Weighted Average Exercise Price
Cancelled/expired (in dollars per share)	$ 7.39
2016 Plan
Shares Available for Issuance
Shares reserved for future issuance (in shares)	979,446
Options Outstanding
Cancelled/expired (in shares)	(51,331)
Weighted Average Exercise Price
Cancelled/expired (in dollars per share)	$ 8.68
2018 Plan
Shares Available for Issuance
Shares reserved for future issuance (in shares)	1,600,000